Statutory Surplus Reserves	6 Months Ended
Jun. 30, 2023
Statutory Surplus Reserves [Abstract]
Statutory surplus reserves
14.	Statutory surplus reserves

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The statutory surplus reserve as determined pursuant to PRC statutory laws totaled approximately $0.79 million as of June 30, 2023 and December 31, 2022. The statutory reserves fund of the Company has reached 50% of the registered capital of the enterprise before December 31, 2018. No additional statutory reserve was recognized in the six months ended June 30, 2023 and 2022.